Allowances for Loan Losses_Changes In The Allowances For Loan Losses(Details) - Loans at amortized cost - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning		₩ 2,110,231	₩ 2,277,756
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Write-offs			(1,137,163)
Recoveries from written off loans			558,595
Sale and repurchase			(66,372)
Provision (reversal) for loan losses	[1]		584,154
Business combination			59,906
Other changes			(166,645)
Ending			2,110,231
Retail
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning		429,299	481,289
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Write-offs			(341,506)
Recoveries from written off loans			145,606
Sale and repurchase			(40,267)
Provision (reversal) for loan losses	[1]		233,262
Business combination			9,679
Other changes			(58,764)
Ending			429,299
Retail | The financial instruments applying 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning_IFRS9	[2]	249,226
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12month expected credit losses		106,143
Transfer to lifetime expected credit losses (non-impaired)		(99,242)
Transfer to lifetime expected credit losses (impaired)		(2,107)
Write-offs		0
Sale and repurchase		(1,707)
Provision (reversal) for loan losses	[1],[3]	(15,533)
Business combination		172
Other changes		488
Ending		237,440
Retail | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning_IFRS9	[2]	196,387
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12month expected credit losses		(105,597)
Transfer to lifetime expected credit losses (non-impaired)		115,493
Transfer to lifetime expected credit losses (impaired)		(49,241)
Write-offs		(2)
Sale and repurchase		(1,795)
Provision (reversal) for loan losses	[1],[3]	60,180
Business combination		0
Other changes		318
Ending		215,743
Retail | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning_IFRS9	[2]	186,766
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12month expected credit losses		(546)
Transfer to lifetime expected credit losses (non-impaired)		(16,251)
Transfer to lifetime expected credit losses (impaired)		51,348
Write-offs		(380,698)
Sale and repurchase		(1,661)
Provision (reversal) for loan losses	[1],[3]	350,578
Business combination		0
Other changes		178
Ending		189,714
Corporate
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning		1,231,666	1,382,172
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Write-offs			(395,272)
Recoveries from written off loans			280,324
Sale and repurchase			(26,105)
Provision (reversal) for loan losses	[1]		38,644
Business combination			50,227
Other changes			(98,324)
Ending			1,231,666
Corporate | The financial instruments applying 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning_IFRS9	[2]	208,354
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12month expected credit losses		38,360
Transfer to lifetime expected credit losses (non-impaired)		(36,518)
Transfer to lifetime expected credit losses (impaired)		(2,746)
Write-offs		0
Sale and repurchase		(72)
Provision (reversal) for loan losses	[1],[3]	7,927
Business combination		22
Other changes		(1,015)
Ending		214,312
Corporate | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning_IFRS9	[2]	275,722
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12month expected credit losses		(36,402)
Transfer to lifetime expected credit losses (non-impaired)		47,001
Transfer to lifetime expected credit losses (impaired)		(31,157)
Write-offs		(6)
Sale and repurchase		0
Provision (reversal) for loan losses	[1],[3]	62,901
Business combination		0
Other changes		597
Ending		318,656
Corporate | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning_IFRS9	[2]	865,063
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12month expected credit losses		(1,958)
Transfer to lifetime expected credit losses (non-impaired)		(10,483)
Transfer to lifetime expected credit losses (impaired)		33,903
Write-offs		(233,314)
Sale and repurchase		(14,172)
Provision (reversal) for loan losses	[1],[3]	58,515
Business combination		0
Other changes		25,321
Ending		722,875
Credit card
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning		449,266	414,295
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Write-offs			(400,385)
Recoveries from written off loans			132,665
Sale and repurchase			0
Provision (reversal) for loan losses	[1]		312,248
Business combination			0
Other changes			(9,557)
Ending			₩ 449,266
Credit card | The financial instruments applying 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning_IFRS9	[2]	154,076
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12month expected credit losses		45,824
Transfer to lifetime expected credit losses (non-impaired)		(23,345)
Transfer to lifetime expected credit losses (impaired)		(2,007)
Write-offs		0
Sale and repurchase		0
Provision (reversal) for loan losses	[1],[3]	5,919
Business combination		0
Other changes		0
Ending		180,467
Credit card | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning_IFRS9	[2]	260,162
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12month expected credit losses		(44,706)
Transfer to lifetime expected credit losses (non-impaired)		24,438
Transfer to lifetime expected credit losses (impaired)		(11,804)
Write-offs		0
Sale and repurchase		0
Provision (reversal) for loan losses	[1],[3]	61,935
Business combination		0
Other changes		0
Ending		290,025
Credit card | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans Line Items [Line Items]
Beginning_IFRS9	[2]	213,181
Changes In Allowance Account For Credit Losses Of Loans Abstract [Abstract]
Transfer to 12month expected credit losses		(1,118)
Transfer to lifetime expected credit losses (non-impaired)		(1,093)
Transfer to lifetime expected credit losses (impaired)		13,811
Write-offs		(465,415)
Sale and repurchase		(47)
Provision (reversal) for loan losses	[1],[3]	488,975
Business combination		0
Other changes		(7,845)
Ending		₩ 240,449

[1]	Provision for credit losses in statements of comprehensive income also includes provision for unused commitments and guarantees (Note 23), provision (reversal) for financial guarantees contracts (Note 23), and provision (reversal) for other financial assets (Note 18).
[2]	Prepared in accordance with IFRS 9
[3]	Recovery of written-off loans amounting to KRW 428,890 million is included